Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 7,655,382	$ 2,264,296
Gross amounts offset in the Statement of Financial Condition	(3,845,955)	(1,564,578)
Net amounts of assets presented in the Statement of Financial Condition	3,809,427	699,718
Financial Instruments
Collateral Received	(3,227,734)	(699,718)
Net Amount	$ 581,693
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,353,295	$ 699,718
Financial Instruments
Collateral Received	(1,353,295)	(699,718)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	581,693
Financial Instruments
Net Amount	581,693
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	642,045
Financial Instruments
Collateral Received	(642,045)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,232,394
Financial Instruments
Collateral Received	(1,232,394)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	5,952,902
Gross amounts offset in the Statement of Financial Condition	(2,725,168)
Net amounts of assets presented in the Statement of Financial Condition	3,227,734
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,839,982	2,264,296
Gross amounts offset in the Statement of Financial Condition	(486,687)	(1,564,578)
Net amounts of assets presented in the Statement of Financial Condition	1,353,295	$ 699,718
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,527,506
Gross amounts offset in the Statement of Financial Condition	(1,885,461)
Net amounts of assets presented in the Statement of Financial Condition	642,045
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,585,414
Gross amounts offset in the Statement of Financial Condition	(353,020)
Net amounts of assets presented in the Statement of Financial Condition	1,232,394
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,702,480
Gross amounts offset in the Statement of Financial Condition	(1,120,787)
Net amounts of assets presented in the Statement of Financial Condition	$ 581,693